Dec. 28, 2018
PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10
PGIM Jennison Equity Income Fund
(the "Fund")

Supplement dated September 19, 2019 to the Currently Effective
Summary Prospectus, Prospectus and Statement of Additional Information (SAI) of the Fund

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

On September 11, 2019, the Board of Directors (the "Board") of Prudential Investment Portfolios, Inc. 10 approved certain changes to the Fund, including changing the name of the Fund to "PGIM Jennison Global Equity Income Fund," certain changes to the Fund's investment strategies, risks, performance benchmarks, and portfolio managers. As a result, effective on or about December 18, 2019, the Fund's Summary Prospectus, Prospectus and Statement of Additional Information are amended as set forth below:

Effective on or about December 18, 2019, the following changes are made to the Fund's Summary Prospectus, Prospectus and SAI, as applicable:

Change in the Fund's Name

PGIM Jennison Equity Income Fund is renamed PGIM Jennison Global Equity Income Fund.

Change in the Fund's Investment Strategies and Risks

The section of the Summary Prospectus entitled "Investments, Risks and Performance – Principal Investment Strategies" is deleted in its entirety and replaced with the following:

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its investable assets (net assets plus borrowings for investment purposes) assets in income-producing equity and equity-related securities. Equity and equity-related securities include common stocks, securities convertible or exchangeable for common stock or the cash value of such common stock, nonconvertible preferred stocks and convertible securities, warrants and rights that can be exercised to obtain stock, investments in various types of business ventures including partnerships and joint ventures and business development companies, securities of real estate investment trusts (REITs) and income and royalty trusts, publicly-traded master limited partnerships, American Depositary Receipts (ADRs) and other similar securities. The Fund may also participate in the initial public offering (IPO) market.

The Fund may invest without limit in foreign securities, including stocks and other equity-related securities, money market instruments and other fixed-income securities of foreign issuers. Under normal circumstances, the Fund invests at least 40% of its investable assets in foreign securities, including up to 20% of its investable assets in the securities of issuers located in or otherwise economically tied to emerging markets countries (identified by the subadviser as countries classified by MSCI as emerging and frontier markets). The Fund's investments in foreign securities may be lower if conditions are not favorable, but such investments will not be lower than 30% of the Fund's investable assets. The Fund's investments may be US or non-US dollar denominated.

The Fund may from time to time be geographically concentrated and may invest a substantial amount of its assets in securities of issuers located in a single country or a small number of countries.

The Fund seeks to identify attractively valued companies that exhibit solid cash flow growth and reliable/predictable earnings and revenue to produce attractive levels of dividend income.

The following risk factors are added to the section of the Summary Prospectus entitled "Investments, Risks and Performance – Principal Risks":

Emerging Markets Risk. The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.

The Fund may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Country Risk. Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies' operational risks.

Currency Risk. The Fund's net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund's investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Geographic Concentration Risk. The Fund's performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.